Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure Of Related Party [Abstract]
Related Parties
16.	RELATED PARTIES
The Company’s related parties include the Operator of the GK Mine, Dermot Desmond, Dunebridge and Vertigol Unlimited Company (“Vertigol”) (corporations ultimately beneficially owned by Dermot Desmond), key management and their close family members, and the Company’s directors. Dermot Desmond, indirectly through Vertigol, is the ultimate beneficial owner of greater than 10% of the Company’s shares. International Investment and Underwriting (“IIU”) is also a related party since it is ultimately beneficially owned by Dermot Desmond.
Related party transactions are recorded at their exchange amount, being the amount agreed to by the parties.
The Company had the following transactions and balances with its related parties including key management personnel including the Company’s directors, Dermot Desmond, Dunebridge, Vertigol, IIU and the Operator of the GK Mine. The transactions with key management personnel are in the nature of remuneration. The transactions with the Operator of the GK Mine relate to the funding of the Company’s interest in the GK Mine for the current year’s expenditures, capital additions, management fee, and production sales related to the 49% share of fancies and special diamonds. The transactions with IIU are for the director fees of the Chairman of the Company.
In the second quarter of 2020, the Company entered into an agreement to sell up to US$50 million of diamonds to Dunebridge. The agreement permits the Company to sell its run of mine diamonds (below 10.8 carats) at the estimated prevailing market price at the time of each sale. The transaction also allows the Company to participate, after fees and expenses in a portion of any increase in the value of diamonds realized by Dunebridge upon its future sale of diamonds to a third party. Dunebridge is entitled to receive 10% annualized returns in respect to these future sales of Dunebridge diamonds, calculated with reference to each specific Dunebridge sales parcel. These fees are fixed at 10% of the amount of the future sales for the first year.
In the second and third year following the date of Dunebridge diamond purchase from the Company, an additional 10% of the amount of the future sale is compounded and pro-rated
based on the amount of time in each of the second and third years have passed. After three years, the agreement is terminated, and any upside realized by Dunebridge will not be shared with the Company. The expenses relate to any future sale costs. Once all fees and expenses have been deducted any surplus will be shared equally between Dunebridge and the Company. The purchase price was determined using the Company’s price book, adjusted for the estimated current underlying market conditions.
On September 29, 2020, the shareholders approved to have this agreement amended to increase the total sales value from US$50 million of diamonds to US$100 million. Effective November 6, 2020, the new agreement with the incremental increase to US$100 million was executed. During the year ended December 31, 2020, approximately US$49.4 million of run of mine diamonds have been sold to Dunebridge under the agreement.
As at December 31, 2021, all of the original diamonds included in the US$49.4 million sold to Dunebridge have been re-sold
to third parties. Included in the diamond sales of $308,723 for the year ended December 31, 2021, is $10,399 of upside proceeds which has been realized and received related to this Dunebridge agreement.
On September 30, 2020, the Company entered into the Dunebridge RCF for US$25 million to reassign the previous RCF, with first ranking lien terms. The Dunebridge RCF carries an interest rate of 5% per annum, and was
repayable on September 30, 2021 (Note 9). The agreement included an upfront 1% financing fee, which was paid on September 30, 2020.
On September 24, 2021, the Dunebridge RCF was extended to March 31, 2022 and an upfront 2% extension fee of US$500 was paid. The extension of the Dunebridge RCF was subject to the Term Facility (below) being repaid in full and terminated. The Dunebridge RCF continues to carry an interest rate of 5% per annum. On September 29, 2021, the Company made a partial repayment of US$5 million, and in the fourth quarter of 2021, the Company fully repaid the Dunebridge
RCF for the remainder US$20 million. Subsequent to the year ended December 31, 2021, the Company drew US$5M from the Dunebridge RCF for funding operations.
On March 2
8
, 2022, the Company executed a credit facility with Dunebridge, for US$50 million (Note 20).

On

May

12,

2021,

the

Company,

with

Dunebridge

as

lender,

added

a

US$
33

million

Term

Facility

to

its

existing

US$
25
 million
Dunebridge

RCF, with first ranking lien terms as

described in Note 9. US$
31
 million was

ultimately advanced under the Term Facility. On June 30, 2021, the Company repaid US$
9
 million ahead of the reduction of size requirement to US$
22
 million on July 15, 2021. The Company also repaid a cash sweep amount of US$
2
 million in June 2021, and
US$8.5 million in July 2021. On September 23, 2021, the Company had fully repaid the Term Facility, and in accordance with the Dunebridge RCF extension described above, was terminated.
Between 2014 and 2020, the Company and De Beers signed agreements allowing De Beers (“the Operator”) to utilize De Beers’ credit facilities to issue reclamation and restoration security deposits to the federal and territorial governments. In accordance with these agreements, the Company agreed to a 3% fee annually for their share of the letters of credit issued. As at December 31, 2021, the Company’s share of the letters of credit issued were $44.1 million (2020 - $44.1 million).
During the year ended December 31, 2020, the Company and De Beers signed an agreement to reduce the fee from 3% to 0.3%, annually, for their share of the letters of credit issued. Furthermore, a resolution was passed by the joint venture management committee to establish a decommissioning fund, where the Company will fund $15 million in 2020, and $10 million each year for four years thereafter until the Company’s 49% share totaling $55 million is fully funded. The target funding can change over time, dependent on future changes to the decommissioning and restoration liability and returns on decommissioning fund investments. During the year ended December 31, 2021, the Company funded $10 million (2020 - $15 million) into the decommissioning fund, which is presented as restricted cash on the balance sheet.
Failure to meet the obligations for cash calls to fund the Company’s share in the GK Mine may lead to De Beers enforcing its remedies under the JV Agreement, which could result in, amongst other things the dilution of Mountain Province’s interest in the GK Mine, and at certain dilution levels trigger cross-default clauses within the Senior Notes.
The balances as at December 31, 2021 and 2020 were as follows:

	December 31,	December 31,

	2021	2020

Payable De Beers Canada Inc. as the operator of the GK Mine*	$2,732	$2,789

Payable to De Beers Canada Inc. for interest on letters of credit	99	550

Revolving credit facility with Dunebridge Worldwide Ltd.**	-	31,813

Payable to key management personnel	67	158
*included	in accounts payable and accrued liabilities

**does	not include $318 of unamortized deferred transaction costs and issuance discount

The transactions for the years ended December 31, 2021 and 2020 were as follows:

	Year ended	Year ended

	December 31, 2021	December 31, 2020

The total of the transactions:

International Investment and Underwriting	$120	$23

Remuneration to key management personnel	3,329	1,875

Upside revenue on diamonds sold to Dunebridge Worldwide Ltd.	10,399	-

Diamonds sold to Dunebridge Worldwide Ltd.	-	66,671

Diamonds sold to De Beers Canada Inc.	10,338	12,610

Diamonds purchased from De Beers Canada Inc.	14,990	11,523

Finance costs incurred from De Beers Canada Inc.	135	198

Finance costs incurred from Dunebridge Worldwide Ltd.	5,882	852

Assets purchased from De Beers Canada Inc.	-	42

Management fee charged by the Operator of the GK Mine	4,763	4,368
The remuneration expense of directors and other members of key management personnel for the years ended December 31, 2021 and 2020 were as follows:

	Year ended	Year ended

	December 31, 2021	December 31, 2020

Consulting fees, payroll, director fees, bonus and other short-term benefits	$2,982	$1,357

Share-based payments	467	541

	$3,449	$1,898
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive)
of the Company. In addition to the directors of the Company, key management personnel include the Chief Executive Officer (“CEO”) and Chief Financial Officer.